Indebtedness (Tables)	12 Months Ended
Dec. 31, 2012
Indebtedness
Composition of outstanding indebtedness

	December 31,
	2012	2011
Unsecured revolving credit facility, due in 2015	$49,500	$345,500
Unsecured term loan, due in 2017	350,000	—
Mortgage note payable, 5.73% interest rate, including unamortized premium of $621, due in 2015(1)	49,274	50,118
Mortgage note payable, 6.21% interest rate, due in 2016(1)	24,441	24,713
Mortgage note payable, 7.00% interest rate, including unamortized premium of $878, due in 2019(1)	10,247	10,559
Mortgage note payable, 8.15% interest rate, including unamortized premium of $651, due in 2021(1)	9,165	9,993
	$492,627	$440,883

(1)                                     We assumed these mortgages in connection with our acquisition of certain properties.  The stated interest rates for these mortgage debts are the contractually stated rates.  We recorded the assumed mortgages at estimated fair value on the date of acquisition and we are amortizing the fair value premiums, if any, to interest expense over the respective terms of the mortgages to reduce interest expense to the estimated market interest rates as of the date of acquisition.

Schedule of the principal payments due of the outstanding debt

The required principal payments due during the next five years and thereafter under all our outstanding debt as of December 31, 2012 are as follows:

2013	$1,933
2014	2,072
2015	98,191
2016	24,708
2017	351,308
Thereafter	12,265
$490,477